Apr. 30, 2025
Guinness Atkinson Global Energy Fund
Global Energy Fund
Investment Objective
The Global Energy Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Energy Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson Global Energy Fund Guinness Atkinson Global Energy Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Global Energy Fund Guinness Atkinson Global Energy Fund
Management Fees:	0.75%
Distribution (12b-1) Fees:	none
Other Expenses:	1.38%
Shareholder Servicing Plan Fees	0.18%
Interest Expense	0.01%
All Other Expenses	1.19%
Total Annual Fund Operating Expenses:	2.13%
Fee Waiver/Expense Reimbursement:	(0.67%)	[1]
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement:	1.46%	[1]
[1]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, investment-related costs and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.45% through June 30, 2028. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Example

This Example is intended to help you compare the cost of investing in the Global Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund | USD ($)	149	462	948	2,292

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.97% of the average value of its portfolio.

Principal Investment Strategies

The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of both U.S. and non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser believes that growing demands on existing energy supplies, in particular petroleum-based energy supplies, could lead to higher prices for this and other traditional energy sources and the profitable development of alternative sources of energy. The Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria).

The Fund will normally hold around 30 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund will concentrate its investments (that is, invest more than 25% of its total assets) in the energy sectors. The Adviser will invest the Fund’s assets in securities of all market capitalization companies, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. The Fund will invest in companies economically tied to U.S. and to foreign countries, including, potentially, companies domiciled or traded in emerging markets. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long term capital appreciation primarily through investments in companies engaged in the exploration, production or distribution of oil, gas and other energy sources.

Principal Risks
Performance

The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as energy sector index that, more closely resembles the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The year-to-date return for the Fund as of March 31, 2025, was 9.18%.

During the period shown in the bar chart, the best performance for a quarter was 30.90% (for the quarter ended December 31, 2020). The worst performance was (48.98)% (for the quarter ended March 31, 2020).

Average Annual Total Returns as of 12/31/24
Average Annual Returns - Guinness Atkinson Global Energy Fund	Label	1 Year		5 Years		10 Years
Guinness Atkinson Global Energy Fund	Return Before Taxes	(1.72%)		5.40%		0.67%
Guinness Atkinson Global Energy Fund | Return After Taxes on Distributions	Return After Taxes on Distributions	(2.82%)	[1]	4.90%	[1]	0.33%	[1]
Guinness Atkinson Global Energy Fund | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.53%	[1]	4.47%	[1]	0.68%	[1]
MSCI World Index (Net Return)	MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)	18.67%		11.15%		9.94%
MSCI World Energy Index (Net Return)	MSCI World Energy Index (Net Return) (Reflects No Deductions for Fees and Expenses)	2.70%		8.09%		3.57%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.